Fair Value Measurement	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurement
7.
Fair Value Measurement

The plan follows FASB ASC Topic 820, “Fair Value Measurement and Disclosures,” which requires additional disclosures about the plan’s assets and liabilities that are measured at fair value. Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In determining fair value, the plan uses various methods including market, income and cost approaches. Based on these approaches, the plan often utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and/or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated or generally unobservable inputs. The plan utilizes techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed as follows:

Level 1 Inputs

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Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
•
Generally, this includes debt and equity securities and derivative contracts that are traded in an active exchange market (i.e. New York Stock Exchange), as well as certain U.S. Treasury, U.S. Government and sponsored entity agency mortgage-backed securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 Inputs

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Quoted prices for similar assets or liabilities in active markets.
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Quoted prices for identical or similar assets or liabilities in inactive markets.
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Inputs other than quoted prices that are observable, either directly or indirectly, for the term of the asset or liability (i.e., interest rates, yield curves, credit risks, prepayment speeds or volatilities) or “market corroborated inputs.”
•
Generally, this includes U.S. Government and sponsored entity mortgage-backed securities, corporate debt securities and derivative contracts.

Level 3 Inputs

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Prices or valuation techniques that require inputs that are both unobservable (i.e. supported by little or no market activity) and that are significant to the fair value of the assets or liabilities.
•
These assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation

The following is a description of the valuation methodologies used for instruments measured at fair value. There have been no changes in the valuation methodologies used at December 31, 2025 and 2024.

Unity Bancorp, Inc. stock:

This is comprised of Unity Bancorp, Inc. common stock which is traded on NASDAQ and valued at its quoted market price at the daily close. The market price is a readily determinable fair value.

Mutual funds

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the SEC. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Common collective trusts

Common collective trusts are measured at the net asset value (“NAV”) of the underlying investments, and as a practical expedient, have not been classified in the fair value hierarchy. The fair value amounts presented in the following table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Pooled separate accounts

Pooled separate accounts are measured at the net asset value (“NAV”) of the underlying investments, and as a practical expedient, have not been classified in the fair value hierarchy. The fair value amounts presented in the following table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

The following tables present, by level within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and December 31, 2024:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Unity Bancorp, Inc. common stock	$1,915,875	$-	$-	$1,915,875
Mutual funds	7,583,459	-	-	7,583,459
Common collective trusts, at net asset value*	-	-	-	4,697,346
Pooled separate accounts, at net asset value*	-	-	-	7,223,272
Total investments at fair value	$9,499,334	$-	$-	$21,419,952

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Unity Bancorp, Inc. common stock	$1,672,817	$-	$-	$1,672,817
Mutual funds	6,023,064	-	-	6,023,064
Common collective trusts, at net asset value*	-	-	-	3,841,627
Pooled separate accounts, at net asset value*	-	-	-	6,419,058
Total investments at fair value	$7,695,881	$-	$-	$17,956,566

* In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

The Pooled separate accounts can be redeemed daily for participants, but the Plan may be subject to 30-day notice. Common collective trusts can be redeemed daily. The pooled separate accounts and common collective trusts have no unfunded commitments.